COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2025
Cost of sales [Abstract]
Schedule of cost of sales

	Gold		Copper		Other[4]		Total
For the years ended December 31	2025	2024	2025	2024	2025	2024	2025	2024
Site operating cost[1,2,3]	$5,056	$5,068	$477	$389	$—	$—	$5,533	$5,457
Depreciation[1]	1,588	1,641	285	245	33	29	1,906	1,915
Royalty expense	540	405	108	67	—	—	648	472
Mining and production taxes[5]	132	78	—	—		—	132	78
Community relations	41	34	5	5	—	—	46	39
Total	$7,357	$7,226	$875	$706	$33	$29	$8,265	$7,961
[1]Site operating costs and depreciation include charges to reduce the cost of inventory to net realizable value of $4 million (2024: $48 million). Refer to note 17.
[2]Site operating costs includes the costs of extracting by-products.
[3]Includes employee costs of $1,697 million (2024: $1,664 million).
[4]Other includes corporate amortization